CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS	CASH AND CASH EQUIVALENTS

	US Dollars
Figures in millions	2020	2019	2018

Cash and deposits on call	1,081	417	312
Money market instruments	249	39	17
Total cash and cash equivalents (notes 35 and note 36)	1,330	456	329